Depreciation and Amortization (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Depreciation and Amortization Expense Excluded from Operating Expenses in its Statements of Operations

The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statements of Operations are:

	Year Ended December 31,
	2015	2014	2013
Direct expenses	$175,937	$241,471	$283,280
General and administrative expenses	3,178	4,534	4,684
Corporate expenses	12,318	12,430	12,615

	$191,433	$258,435	$300,579